Equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Equipment	$ 281,057	$ 276,499
Less: Accumulated depreciation	(175,658)	(151,796)
Equipment, net	$ 105,399	$ 124,703